PREPAYMENTS AND OTHER RECEIVABLES - PREPAYMENTS AND OTHER RECEIVABLES CARRYING AMOUNT BY CURRENCY (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 CNY (¥)
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 508,294	$ 79,763		¥ 695,522
RMB
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	507,854			695,522
HKD
Disclosure of prepayments and other receivables carrying amount by currency [line items]
Prepayments and other receivables	¥ 440			¥ 0

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.